Amortization Expense of Favorable Leases (Detail) (Favorable Leases, USD $) In Thousands, unless otherwise specified	Feb. 01, 2014
Favorable Leases
Estimated Amortization Expense [Line Items]
2014	$ 26,156
2015	24,228
2016	23,148
2017	23,317
2018	21,059
Total	$ 117,908